Note 6 - Disclosures to the Consolidated Statements of Income or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of revenue and cost of goods sold [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Revenue	229	16	-
Cost of goods sold	(392)	(58)	-

Disclosure of research and development expense [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Development cost of prototypes	93,117	27,632	8,234
Personnel expenses	21,363	11,340	21,652
thereof related to the CSOP and ESOP (IFRS 2)	231	1,137	17,723
Impairment	41,182	-	-
Software fees and subscriptions	977	506	91
Professional services	363	352	267
Depreciation and amortization	632	284	171
Other	845	495	54
Total	158,479	40,609	30,469

Disclosures of selling and distribution expenses explanatory [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Personnel expenses	1,778	1,764	8,490
thereof related to the CSOP and ESOP (IFRS 2)	21	-	6,949
Professional services	-	704	171
Advertising	1,266	365	84
Other	514	387	355
Total	3,558	3,220	9,100

Disclosure of general and administrative expense [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Professional services	7,730	7,030	4,830
Personnel expenses	6,001	4,574	9,148
thereof related to the CSOP and ESOP (IFRS 2)	711	761	7,488
Insurance	3,478	308	16
Impairment	-	1,965	-
Software fees and subscriptions	1,185	207	58
Bank charges	497	181	159
Other	1,132	829	193
Total	20,023	15,094	14,404

Disclosure of expenses by nature [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Personnel expenses	29,142	17,678	39,291
thereof related to ESOP and CSOP (IFRS 2)	963	1,898	32,160
Depreciation and amortization	815	574	384
Total	29,957	18,252	39,675

Disclosure of other operating income (expense) [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Other operating income	1,560	269	334
Income from currency revaluation	1,235	-	-
Income Renault ZOE	-	47	240
Government grant	260	71	68
Miscellaneous income	65	151	26

Other operating expenses	(718)	(452)	(349)
Expenses from currency revaluation	(560)	(452)	-
Miscellaneous expense	(158)	-	(349)

Other operating income/(expenses)	842	(183)	(15)

Disclosure of interest and similar income (expense) [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Fair value changes convertible debentures (embedded derivatives)	645	-	-
Income from currency revaluation	354	-	2
Total	999	-	2
	2022	2021	2020
	kEUR	kEUR	kEUR

Advanced payments received from customers interest (note 4.8)	1,646	1,497	1,360
Interest from financial liabilities measured at amortized cost	1,096	3,227	614
Amortization of deferred day-one losses from convertible debentures	456	-	-
Expense from currency revaluation (day-one losses)	37	-	-
Lease liabilities interest	86	57	39
Other	-	-	27
Total	3,321	4,781	2,040

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Dec 31, 2022	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR	kEUR
Deferred tax assets
due to property, plant and equipment	15,975	-	-
due to current financial liabilities	-	21	-
due to tax loss carryforwards	-	54	-
due to advance payments received from customers	1,707	1,163	670
due to lease liabilities	868	1,015	646
due to other financial/non-financial assets	-	-	-
due to current provisions	-	101	-
due to current other non-financial assets	-	29	-
due to current/noncurrent other liabilities	159	14	-
due to cash and cash deposits	-	2	1
due to current other financial assets	-	1	1
due to prepaid expenses	825	-	134
Deferred tax assets	19,534	2,400	1,452
Deferred tax liabilities
due to other financial/non-financial assets	2,258	-	-
due to current financial liabilities	356	-	-
due to leases	261	995	639
due to trade payables	290	-	-
due to provisions	94	-	-
due to cash and cash deposits	365	47	-
due to property, plant and equipment	-	45	10
due to noncurrent other non-financial assets	-	29	-
due to other noncurrent financial liabilities	-	22	112
Deferred tax liabilities	3,624	1,138	761
Non-recognition of deferred tax assets	(15,910)	(1,262)	(691)
Recognition of deferred tax assets	3,624	1,138	761
Deferred tax assets/liabilities, net	-	-	-

Disclosure of deductible temporary differences for which no deferred tax assets is recognised [text block]
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR
Property, plant and equipment	39,451	-
Advance payments received from customers	4,215	1,928
Lease liabilities	2,144	1,681
Prepaid expenses	2,038	-
Current provisions	-	168
Other non-financial assets	-	48
Current financial liabilities	-	17
Current other liabilities	393	23
Cash and cash deposits	-	3
Other financial assets	-	19
Total	48,241	3,887
Potential tax benefit at a total tax rate of 32,98%	15,910	1,282

Disclosure of unused tax losses for which no deferred tax assets recognized [text block]
	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR
Unused tax losses for which no deferred tax asset has been recognized (corporate tax)	252,124	111,950
Unused tax losses for which no deferred tax asset has been recognized (trade tax)	251,279	111,565
Potential tax benefit at a total tax rate of 32.98%	83,011	36,858

Disclosure of reconciliation of income tax explantory [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR
Income (loss) before tax for the period	(183,698)	(63,935)	(56,032)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%	(60,584)	(21,086)	(18,479)
Reconciliation:
Changes in unrecognized tax losses	46,175	20,061	8,254
Changes in deferred taxes on timing differences	14,648	1,261	690
MCN* non-tax-deductible expenses	-	753	-
CSOP non-tax-deductible expenses	215	626	10,606
RSU* supervisory board non-tax-deductible expenses	160	-	-
ESOP non-tax-deductible expenses	102	-	-
Tax-deductible transaction costs	(532)	(937)	(723)
Convertible tax-deductible expenses	(754)	-	-
Non-tax-deductible expenses	33	37	9
Other	(537)	(715)	(357)
Effective income tax income for the period	-	-	-